Schedule of Investments
March 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.89%
Australia–1.27%
CSL Ltd.	76,075	$14,678,557
Brazil–1.57%
B3 S.A. - Brasil, Bolsa, Balcao	3,994,702	8,157,359
MercadoLibre, Inc.(a)	7,542	9,940,809
		18,098,168
Canada–3.94%
CGI, Inc., Class A(a)	292,505	28,189,994
Magna International, Inc.	173,931	9,316,215
Ritchie Bros. Auctioneers, Inc.	141,562	7,964,761
		45,470,970
China–8.18%
Airtac International Group	511,000	20,057,483
China Mengniu Dairy Co. Ltd.(a)	3,696,000	15,157,034
China Resources Beer Holdings Co. Ltd.	2,022,000	16,281,112
JD.com, Inc., ADR(b)	218,275	9,580,090
Wuliangye Yibin Co. Ltd., A Shares	499,341	14,277,500
Yum China Holdings, Inc.	300,425	19,043,941
		94,397,160
Denmark–3.45%
Carlsberg A/S, Class B	91,076	14,082,186
Novo Nordisk A/S, Class B	161,848	25,684,079
		39,766,265
France–12.60%
Air Liquide S.A.	106,666	17,869,690
Arkema S.A.	126,528	12,514,972
Capgemini SE	58,886	10,953,156
LVMH Moet Hennessy Louis Vuitton SE	35,466	32,503,091
Pernod Ricard S.A.	76,750	17,389,999
Publicis Groupe S.A.	148,810	11,625,877
Schneider Electric SE	151,027	25,247,024
TotalEnergies SE	291,590	17,204,614
		145,308,423
Germany–1.44%
Deutsche Boerse AG	85,173	16,576,496
Hong Kong–3.15%
AIA Group Ltd.	1,702,600	17,889,866
Techtronic Industries Co. Ltd.	1,686,000	18,407,000
		36,296,866
India–3.06%
HDFC Bank Ltd., ADR	435,333	29,023,651
SBI Life Insurance Co. Ltd.(c)	465,173	6,244,835
		35,268,486
Ireland–3.05%
CRH PLC	329,211	16,637,721
Flutter Entertainment PLC(a)	101,737	18,498,972
		35,136,693
Shares		Value
Italy–2.01%
FinecoBank Banca Fineco S.p.A.	1,506,119	$23,161,067
Japan–13.72%
Asahi Group Holdings Ltd.	570,200	21,228,547
FANUC Corp.	612,000	22,068,801
Hoya Corp.	142,600	15,769,163
Keyence Corp.	14,600	7,157,892
Komatsu Ltd.	376,400	9,338,096
Olympus Corp.	1,245,600	21,875,290
SMC Corp.	23,000	12,194,526
Sony Group Corp.	187,000	17,000,960
TIS, Inc.	580,100	15,333,601
Tokyo Electron Ltd.	132,600	16,213,248
		158,180,124
Mexico–2.99%
Wal-Mart de Mexico S.A.B. de C.V., Series V	8,617,836	34,447,432
Netherlands–6.70%
ASML Holding N.V.	24,955	17,051,624
Heineken N.V.	205,378	22,109,921
Shell PLC	510,260	14,611,647
Wolters Kluwer N.V.	185,761	23,440,996
		77,214,188
Singapore–1.15%
United Overseas Bank Ltd.	592,666	13,298,562
South Korea–1.75%
Samsung Electronics Co. Ltd.	406,914	20,178,178
Spain–1.97%
Amadeus IT Group S.A.(a)	340,183	22,777,517
Sweden–6.37%
Investor AB, Class B	1,656,957	33,008,271
Sandvik AB	1,377,753	29,279,170
Svenska Handelsbanken AB, Class A	1,295,153	11,210,139
		73,497,580
Switzerland–1.09%
Kuehne + Nagel International AG, Class R	22,981	6,858,479
Logitech International S.A., Class R	99,178	5,762,078
		12,620,557
Taiwan–1.64%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	202,944	18,877,851
United Kingdom–6.18%
Ashtead Group PLC	276,847	16,961,904
DCC PLC	211,812	12,362,196
Reckitt Benckiser Group PLC	313,381	23,808,977
RELX PLC	560,441	18,142,800
		71,275,877
United States–10.61%
Broadcom, Inc.	56,468	36,226,481

See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Shares		Value
United States–(continued)
Haleon PLC(a)	3,741,398	$14,926,454
ICON PLC(a)	125,463	26,797,642
Linde PLC	68,228	24,250,960
Nestle S.A.	165,298	20,179,052
		122,380,589
Total Common Stocks & Other Equity Interests (Cost $802,985,586)		1,128,907,606
Money Market Funds–1.75%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(d)(e)	7,242,829	7,242,829
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(d)(e)	4,667,519	4,668,453
Invesco Treasury Portfolio, Institutional Class, 4.72%(d)(e)	8,277,520	8,277,519
Total Money Market Funds (Cost $20,187,013)		20,188,801
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.64% (Cost $823,172,599)		1,149,096,407
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.85%
Invesco Private Government Fund, 4.78%(d)(e)(f)	2,752,004	$2,752,004
Invesco Private Prime Fund, 4.98%(d)(e)(f)	7,076,582	7,076,582
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,830,602)		9,828,586
TOTAL INVESTMENTS IN SECURITIES—100.49% (Cost $833,003,201)		1,158,924,993
OTHER ASSETS LESS LIABILITIES–(0.49)%		(5,684,334)
NET ASSETS–100.00%		$1,153,240,659
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at March 31, 2023.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2023 represented less than 1%of the Fund’s Net Assets.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$6,646,633	$25,421,091	$(24,824,895)	$-	$-	$7,242,829	$107,195
Invesco Liquid Assets Portfolio, Institutional Class	4,243,888	18,157,922	(17,732,068)	(830)	(459)	4,668,453	72,499
Invesco Treasury Portfolio, Institutional Class	7,596,153	29,052,675	(28,371,309)	-	-	8,277,519	122,454
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	760,986	32,222,237	(30,231,219)	-	-	2,752,004	28,375*
Invesco Private Prime Fund	1,956,820	57,850,874	(52,726,537)	(2,197)	(2,378)	7,076,582	74,659*
Total	$21,204,480	$162,704,799	$(153,886,028)	$(3,027)	$(2,837)	$30,017,387	$405,182

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. EQV International Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$14,678,557	$—	$14,678,557
Brazil	18,098,168	—	—	18,098,168
Canada	45,470,970	—	—	45,470,970
China	28,624,031	65,773,129	—	94,397,160
Denmark	—	39,766,265	—	39,766,265
France	—	145,308,423	—	145,308,423
Germany	—	16,576,496	—	16,576,496
Hong Kong	—	36,296,866	—	36,296,866
India	29,023,651	6,244,835	—	35,268,486
Ireland	—	35,136,693	—	35,136,693
Italy	—	23,161,067	—	23,161,067
Japan	—	158,180,124	—	158,180,124
Mexico	34,447,432	—	—	34,447,432
Netherlands	—	77,214,188	—	77,214,188
Singapore	—	13,298,562	—	13,298,562
South Korea	—	20,178,178	—	20,178,178
Spain	—	22,777,517	—	22,777,517
Sweden	—	73,497,580	—	73,497,580
Switzerland	—	12,620,557	—	12,620,557
Taiwan	18,877,851	—	—	18,877,851
United Kingdom	—	71,275,877	—	71,275,877
United States	87,275,083	35,105,506	—	122,380,589
Money Market Funds	20,188,801	9,828,586	—	30,017,387
Total Investments	$282,005,987	$876,919,006	$—	$1,158,924,993
Invesco V.I. EQV International Equity Fund